COMMON STOCK, PREFERRED STOCK AND WARRANTS (Details Narrative)											1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 22, 2021 $ / shares shares	Aug. 05, 2021 USD ($) shares	Jun. 17, 2021 USD ($) shares	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 30, 2020 shares	Dec. 29, 2020 USD ($) $ / shares shares	Dec. 03, 2020 USD ($) shares	Sep. 30, 2020 shares	Sep. 04, 2020	Jan. 31, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 22, 2021 shares	Dec. 31, 2018 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																				13,312,175
Stock issued during period values for services													$ 41,174	$ 652,392	$ 131,167	$ 25,000	$ 20,833			$ 258,667	$ 115,715
Stock based compensation																			$ 50,000	24,327	0
Debt conversion, value																				$ 3,441,401
Conversion price per share | $ / shares					$ 0.22									$ 0.22						$ 0.22
[custom:LossOnConversionOfBridgeNotesAndAccruedInterest]																		$ 744,505		$ 495,320
Debt Conversion, Original Debt, Amount																		$ 3,633,983
Number shares issued during period | shares																				17,392,343
Professional fee															$ 127,000
Stock issued during period shares for services | shares																	200,000
Preferred stock dividend percentage																		6.00%		6.00%
Preferred stock liquidation preference equal to aggregate purchase price plus accrued dividends					$ 600,000							$ 480,000						$ 480,000		$ 600,000
Convertible preferred stock consent percentage																		67.00%		67.00%
Redemption term																		2 years		2 years
Convertible preferred stock conversion price per share | $ / shares					$ 0.16															$ 0.16
Preferred stock, shares outstanding | shares					600							480						480		600	600
Deferred Compensation Equity					$ 148,333							$ 1,307,593						$ 1,307,593		$ 148,333
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																		1 year 21 days
Expected term																		5 years		5 years
Expected dividend yield rate																		0.00%		(0.00%)
Expected volatility rate																		153.90%		149.67%
Expected risk-free rate																		0.08%		1.61%
Number of warrants | shares																							6,000
Compensation expense			$ 7,841
Average remaining term in years																							5 years
Deemed Dividend Charges													155,639
Loss on convertible debt and other liabilities converted to equity																				$ 834,903
Description of reverse stock spilt										the Company completed a 25:1 reverse stock split of its common shares										the Company also effected a 25:1 reverse stock split
Preferred stock, shares issued | shares					600							480						480		600	600
Number of warrants expired | shares																				46,154
Subscription receivable					$ 25,000															$ 25,000
Exercise price of warrants | $ / shares																							$ 1.00
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																		107.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																		111.00%
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum																		0.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum																		0.05%
Three Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number shares issued during period | shares									600,000
Officers and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest Payable					$ 413,000															$ 413,000
Debt conversion into shares | shares																				1,576,668
Expected term												10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights												six months after issuance and the balance 12 months after issuance
Fifteen Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividends Payable		$ 53,061
Debenture And Accrued Expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Face Amount														$ 125,007
Interest Payable														1,447,315
Debt conversion, value														$ 1,572,315
Debt conversion into shares | shares														632,995
Debt Conversion, Original Debt, Amount																		$ 390,068
Dividends																		$ 542,500
Bridge Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, value														$ 4,378,488						$ 3,017,499
Debt conversion into shares | shares														6,578,701						13,312,175
Debt Conversion, Original Debt, Amount														$ 1,447,315						$ 2,928,679
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period values for services												$ 700,000
Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend yield rate																		0.00%
Number of warrants | shares																							6,000
Exercise price of warrants | $ / shares																							$ 1.00
Services Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term																		3 months 18 days
Services Agreement [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term																		1 month 6 days
Several Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense																				$ 258,667	$ 115,714
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Face Amount												911,000						$ 911,000
Debt Instrument, Periodic Payment, Interest												53,061
Stock based compensation												$ 245.00
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.001							$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares outstanding | shares					2,500															2,500
Series B Preferred Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price per share | $ / shares	$ 0.25
Series B Preferred Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price per share | $ / shares	$ 0.35
Series B Preferred Stock [Member] | Officers and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion into shares | shares																		23
Conversion price per share | $ / shares												1,000						$ 1,000
Debt Conversion, Original Debt, Amount																		$ 23,000
Exercise price of warrants | $ / shares												$ 0.35						$ 0.35
Series B Preferred Stock [Member] | Fifteen Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion | shares		991
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Amount Converted														$ 120,000				$ 120,000
Conversion of Stock, Shares Converted | shares														750,000
Series A Redeemable Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period values for services																	$ 50,000
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, value											$ 2,500,000									$ 156,000
Debt conversion into shares | shares																				156
Debt Conversion, Original Debt, Amount											$ 156,000
Preferred stock dividend percentage					10.00%		10.00%
Preferred stock liquidation preference equal to aggregate purchase price plus accrued dividends							$ 1,000
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.001															$ 0.001
Preferred Stock, Liquidation Preference Per Share | $ / shares					1,000															1,000
Convertible preferred stock conversion price per share | $ / shares					$ 0.16		$ 0.16				$ 1,000									$ 0.16
Preferred stock, shares outstanding | shares					281							1,509						1,509		281
Preferred stock, shares issued | shares					125															125
Subscription receivable					$ 25,000															$ 25,000
Series B Convertible Preferred Stock [Member] | New Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, value																				$ 125,000
Series B Convertible Preferred Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of issuance of authorized shares | shares					2,500		2,500													2,500
Series E-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock earnout | shares								8,500,000
Fair value of vested in period								$ 5,340,000										$ 6,528,000
Expected term								4 years										4 years
Expected dividend yield rate								0.00%										0.00%		0.00%
Expected volatility rate								96.12%										96.12%		96.12%
Expected risk-free rate								0.27%										0.27%		0.27%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								Since the vesting period began on December 30, 2020, compensation expense as of December 31, 2020 was not significant.
Series E-1 Preferred Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of issuance of authorized shares | shares								8,500
Series E-1 Preferred Stock [Member] | Five Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, value					$ 3,900,000
Debt conversion into shares | shares					7,650,000													8,500,000
Number shares issued during period | shares				850	7,650	7,650
Series E-1 Preferred Stock [Member] | Employee And Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of vested in period												$ 394,935						$ 5,220,407
Warrants Issued To Service Provider [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants | shares	750,000		750,000									750,000						750,000
Warrant maturity date	Oct. 15, 2021											Oct. 15, 2021						Oct. 15, 2021
Exercise price of warrants | $ / shares	$ 0.35
Exercise price of warrants | $ / shares	$ 0.25
Exercise price of warrants | $ / shares												$ 0.22						$ 0.22
Warrants issued in Connection with Issuance of Preferred Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant maturity date description																		from July 8, 2021 to September 30, 2021
Service Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants | shares	750,000
Warrant maturity date	Oct. 15, 2021
Warrant modification of deemed dividend																		$ 101,366
Average remaining term in years												14 days						14 days
Service Warrants [Member] | Dividend Yield [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input												0						0
Service Warrants [Member] | Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input												183.2						183.2
Service Warrants [Member] | Risk Free Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input												0.07						0.07
Series B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants | shares	6,268,575
Warrant maturity date	Oct. 15, 2021																					Sep. 30, 2021
Exercise price of warrants | $ / shares	$ 0.35
Exercise price of warrants | $ / shares	$ 0.25
Average remaining term in years												4 years						4 years
[custom:IncreaseInFairValueMarketOfDeemedDividend]																		$ 694,575
Deemed dividend												$ 694,575						$ 694,575
Series B Warrants [Member] | Dividend Yield [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input												0						0
Series B Warrants [Member] | Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input												183.02						183.02
Series B Warrants [Member] | Risk Free Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input												0.07						0.07
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares												6,525,378		6,627,692	11,418,069					13,312,175
Stock issued during period values for services														$ 25	$ 60		$ 500			$ 175
Debt conversion into shares | shares																				13,312,175
Conversion price per share | $ / shares														$ 0.16
Number shares issued during period | shares												700,000
Stock issued during period shares for services | shares														250,000	600,000		200,000			1,750,000
Common Stock [Member] | Unrelated Parties [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, value																				$ 68,373
Common Stock [Member] | Related Parties [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, value																				271,210
Common Stock [Member] | Bridge Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, value																				$ 495,320
Debt conversion into shares | shares														6,627,692
Common Stock [Member] | Series B Preferred Stock [Member] | Fifteen Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued | shares		6,525,378
Conversion of Redeemable Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price per share | $ / shares					$ 0.22							$ 0.16						$ 0.16		$ 0.22
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants | shares												6,743,575						6,743,575
Number of warrants expired | shares																				80,000	81,340
Warrant [Member] | Board of Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants | shares	6,268,575		6,268,575
Warrant [Member] | Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term																		6 months
Expected dividend yield rate																		0.00%
Expected volatility rate																		129.81%
Expected risk-free rate																		0.08%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares														750,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value | $ / shares														$ 0.22
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value														$ 404,000
Warrant [Member] | Series B Convertible Preferred Stock [Member] | Officers and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Original Debt, Amount											$ 23,000
Series B Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants | shares																						6,268,575